Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment
	December 31, 2021	December 31, 2020
	US$	US$
Buildings	9,552,700	9,329,585
Machinery and equipment	2,897,846	2,827,808
Motor vehicles	574,006	583,503
Electronic equipment	239,005	212,560
Office equipment	46,987	34,886
Inspection equipment	94,683	92,471
Construction in progress	657,880	-
Total	14,063,107	13,080,813
Less: accumulated depreciation	6,585,363	5,978,336
Property and equipment, net	7,477,744	7,102,477